Accounts Receivable, Net (Details)	Dec. 31, 2022	Dec. 31, 2021
Distributor One [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivable, percentage	34.20%	23.70%
Distributor Two [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivable, percentage	14.90%	20.60%
Distributor Three [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivable, percentage	13.90%
Distributor Four [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivable, percentage	10.00%